UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1.                     Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund

Statement of Investments (Unaudited)

as of September 30, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
INDUSTRIALS			2.44
INDUSTRIAL CONGLOMER
5,000	GENERAL ELECTRIC CO.	$127,500
		$127,500	2.44

TELECOMMUNICATION SERVICES			2.20
INTG TELECOMM SRVCS
10,000	FRONTIER COMMUNICATIONS CORP.	$115,000
		$115,000	2.20

UTILITIES			2.83
ELECTRIC UTILITIES
4,000	PPL CORP.	$148,080
		$148,080	2.83

TOTAL COMMON STOCK (Cost: $343,800)		$390,580	7.48

US GOVT SECURITIES
US GOVERNMENT AGENCY			83.40
US GOVERNMENT AGENCY
100,000	FEDERAL FARM CREDIT BANK 4.75% 03/05/14	$99,658
200,000	FEDERAL FARM CREDIT BANK 4.50% 03/10/14	$198,167
250,000	FEDERAL FARM CREDIT BANK 4.50% 04/22/14	$247,471
500,000	FEDERAL FARM CREDIT BANK 4.85% 09/19/14	$496,964
100,000	FEDERAL FARM CREDIT BANK 5.50% 10/01/14	$100,041
400,000	FEDERAL FARM CREDIT BANK 4.83% 04/14/15	$397,234
500,000	FEDERAL FARM CREDIT BANK 4.98% 06/16/15	$498,151
250,000	FEDERAL FARM CREDIT BANK 5.25% 08/28/15	$248,620
200,000	FEDERAL FARM CREDIT BANK 5.25% 02/19/16	$199,845
100,000	FEDERAL FARM CREDIT BANK 5.35% 08/28/17	$99,142
300,000	FEDERAL HOME LN MTG CORP. 5.25% 10/28/14	$300,075
100,000	FEDERAL HOME LOAN BANK 12/24/12 FLOAT	$99,925
250,000	FEDERAL HOME LOAN BANK 4.70% 02/01/13	$250,064
250,000	FEDERAL HOME LOAN BANK 4.45% 06/03/13	$249,547
250,000	FEDERAL HOME LOAN BANK 4.50% 06/12/13	$250,051
100,000	FEDERAL HOME LOAN BANK 5.00% 07/02/13	$101,061
75,000	FEDERAL HOME LOAN BANK 4.50% 07/22/13	$74,827
200,000	FEDERAL HOME LOAN BANK 5.125% 02/08/16	$199,324
250,000	FEDERAL NATL MTG ASSOC. 4.40% 06/03/13	$247,893
		$4,358,059	83.40

TOTAL US GOVT SECURITIES (Cost: $4,372,350)		$4,358,059	83.40

PREFERRED STOCK
FINANCIAL			3.10
DIVERSIFIED BANKS
4,000	BARCLAYS BANK 6.625% PFD	$59,600
2,000	BARCLAYS BANK 7.10% PFD	$28,980
2,000	DEUTSCHE BANK 7.35% PFD	$32,020
		$120,600	2.31

DIVERSIFIED FINANCL
2,500	CITIGROUP INC. 8.125% PFD	$41,250
		$41,250	0.79

TELECOMMUNICATION SERVICES			1.78
INTG TELECOMM SRVCS
4,000	AT&T INC. 6.375% PFD	$92,800
		$92,800	1.78

TOTAL PREFERRED STOCK (Cost: $362,500)		$254,650	4.87

SHORT TERM INVESTMENTS
MONEY MARKET			3.37
176,185	UMB MONEY MARKET FIDUCIARY	$176,185
		$176,185	3.37

TOTAL SHORT TERM INVESTMENTS (Cost: $176,185)		$176,185	3.37

TOTAL INVESTMENTS (Cost: $5,245,835)		$5,179,473	99.12

OTHER ASSETS LESS LIABILITIES		$46,200	0.88

TOTAL NET ASSETS		$5,225,673	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund

Statement of Investments (Unaudited)

as of September 30, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			0.81
DISTRIBUTORS
1,000	GENUINE PARTS CO.	$40,210
		$40,210	0.49

HOME IMPROVEMENT
1,000	HOME DEPOT, INC.	$25,890
		$25,890	0.32

CONSUMER STAPLES			2.37
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	$174,225
		$174,225	2.13

TOBACCO
1,000	ALTRIA GROUP INC.	$19,840
		$19,840	0.24

ENERGY			6.50
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM PLC ADR	$50,170
1,000	CONOCOPHILLIPS	$73,250
3,000	MARATHON OIL CORP.	$119,610
1,000	OCCIDENTAL PETROLEUM	$70,450
		$313,480	3.83

OIL & GAS DRILLING
1,000	ULTRA PETROLEUM *	$55,340
		$55,340	0.68

OIL & GAS EXPLR/PROD
1,000	APACHE CORP.	$104,280
1,250	XTO ENERGY INC.	$58,150
		$162,430	1.99

FINANCIAL			2.74
DIVERSIFIED BANKS
4,000	BANK OF AMERICA CORP.	$140,000
		$140,000	1.71

PROPERTY & CAS INSUR
1,000	CHUBB CORP.	$54,900
		$54,900	0.67

REGIONAL BANKS
1,000	WILMINGTON TRUST CO.	$28,830
		$28,830	0.35

HEALTH CARE			4.73
PHARMACEUTICALS
2,000	GLAXOSMITHKLINE PLC	$86,920
3,000	JOHNSON & JOHNSON	$207,840
5,000	PFIZER INC.	$92,200
		$386,960	4.73

INDUSTRIALS			4.13
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	$83,100
		$83,100	1.02

INDUSTRIAL CONGLOMER
10,000	GENERAL ELECTRIC CO.	$255,000
		$255,000	3.12

INFORMATION TECHNOLOGY			1.63
SYSTEMS: SOFTWARE
5,000	MICROSOFT CORP.	$133,450
		$133,450	1.63

MATERIALS			0.49
DIVERSIFIED CHEMICAL
1,000	DU PONT E I DE NEMOURS & CO.	$40,300
		$40,300	0.49

TELECOMMUNICATION SERVICES			3.55
INTG TELECOMM SRVCS
1,000	AT&T, INC.	$27,920
20,000	FRONTIER COMMUNICATIONS CORP.	$230,000
1,000	VERIZON COMMUNICATIONS	$32,090
		$290,010	3.55

UTILITIES			2.06
MULTI UTILITIES/POWR
2,000	DOMINION RESOURCES	$85,560
1,000	DUKE ENERGY CORP.	$17,430
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	$65,580
		$168,570	2.06

TOTAL COMMON STOCK (Cost: $2,306,195)		$2,372,535	29.01

CORPORATE BOND
CONSUMER DISCRETIONARY			8.88
BROADCAST & CABLE TV
419,000	LIBERTY MEDIA CORP. 7.75% 07/15/09	$419,785
		$419,785	5.13

GENL MERCHANDISE STR
281,000	DAYTON HUDSON CO. 8.60% 01/15/12	$306,596
		$306,596	3.75

ENERGY			4.24
INTEGRATED OIL & GAS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	$161,397
170,000	TEXACO CAPITAL 8.625% 06/30/10	$185,167
		$346,564	4.24

FINANCIAL			25.39
CONSUMER FINANCE
100,000	AMERICAN EXPRESS CO. 10/20/09 FLOAT	$97,967
200,000	AMERICAN EXPRESS CO. 7.30% 08/20/13	$192,905
97,000	GMAC 4.75% 10/15/08	$94,913
83,000	GMAC 5.00% 09/15/09	$54,026
100,000	GMAC 6.50% 10/15/09	$63,858
100,000	HOUSEHOLD FINANCE CO. 09/10/09 FLOAT	$97,365
106,000	HOUSEHOLD FINANCE CO. 11/10/13 FLOAT	$100,059
99,000	SLM CORP. 03/15/09 FLOAT	$91,850
107,000	SLM CORP. 03/15/09 FLOAT	$99,207
		$892,151	10.91

DIVERSIFIED FINANCL
300,000	AIG 6.00% 11/15/14	$138,801
50,000	GENERAL ELECTRIC CAP 8.875% 05/15/09	$50,468
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	$375,750
50,000	GENERAL ELECTRIC CAP 4.25% 09/30/16 STEP	$46,774
100,000	GENERAL ELECTRIC CAP 5.40% 02/15/17	$87,881
		$699,674	8.56

LIFE/HEALTH INSUR
28,000	HARTFORD LIFE INSURANCE 6.00% 09/15/21	$24,102
75,000	HARTFORD LIFE GLOBAL FUND 6.00% 07/15/15	$69,318
100,000	JOHN HANCOCK FINANCIAL 5.625% 12/01/08	$100,167
100,000	PROTECTIVE LIFE 05/10/10 FLOAT	$97,198
		$290,786	3.56

SPECIALIZED FINANCE
200,000	CIT GROUP INC. 5.00% 11/24/08	$193,747
		$193,747	2.37

MATERIALS			1.21
DIVERSIFIED CHEMICAL
50,000	DOW CHEMICAL CO. 5.00%06/15/13	$49,744
50,000	DOW CHEMICAL CO. 5.90% 09/15/15	$49,303
		$99,048	1.21

TELECOMMUNICATION SERVICES			4.22
INTG TELECOMM SRVCS
345,948	BELLSOUTH TELECOMMUNICATIONS 6.30% 12/15/15	$345,058
		$345,058	4.22

UTILITIES			4.85
ELECTRIC UTILITIES
232,000	SOUTH CAROLINA ELECTRIC AND GAS 6.70% 02/01/11	$237,596
		$237,596	2.91

GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	$159,133
		$159,133	1.95

TOTAL CORPORATE BOND (Cost: $4,307,897)		$3,990,138	48.80

US GOVT SECURITIES
US GOVERNMENT AGENCY			11.09
US GOVERNMENT AGENCY
155,000	FEDERAL FARM CREDIT BANK 4.375% 05/21/13	$154,536
100,000	FEDERAL FARM CREDIT BANK 5.35% 08/28/17	$99,142
100,000	FEDERAL HOME LN MTG ASSOC.5.00% 02/27/14	$100,025
100,000	FEDERAL HOME LN MTG CORP. 5.00% 12/15/14	$99,806
100,000	FEDERAL HOME LOAN BANK 6.00% 06/15/17	$101,258
100,000	FEDERAL HOME LOAN BANK 6.00% 07/19/17	$103,738
250,000	FEDERAL NATL MTG ASSOC. 4.40% 06/03/13	$247,893
		$906,398	11.09

TOTAL US GOVT SECURITIES (Cost: $905,000)		$906,398	11.09

PREFERRED STOCK
FINANCIAL			4.82
DIVERSIFIED BANKS
2,000	BANK OF AMERICA 7.25% PFD	$42,700
2,000	BARCLAYS BANK 6.625% PFD	$29,800
2,000	BARCLAYS BANK 7.10% PFD	$28,980
3,000	DEUTSCHE BANK 6.625% PFD	$46,170
4,000	HSBC HOLDINGS PLC 6.20% PFD A	$68,600
		$216,250	2.64

DIVERSIFIED FINANCL
2,500	CITIGROUP INC. 8.125% PFD	$41,250
		$41,250	0.50

INVESTMENT BANK/BRKG
2,000	MERRILL LYNCH 6.375% PFD	$27,380
2,000	MERRILL LYNCH 6.45% PFD	$27,800
		$55,180	0.67

LIFE/HEALTH INSUR
3,000	METLIFE INC. 6.50% PFD	$46,560
2,500	PHOENIX COMPANIES INC. 7.45% PFD	$35,200
		$81,760	1.00

TELECOMMUNICATION SERVICES			0.57
INTG TELECOMM SRVCS
2,000	AT&T INC. 6.375% PFD	$46,400
		$46,400	0.57

UTILITIES			0.51
ELECTRIC UTILITIES
2,000	FPL GROUP CAPITAL 6.60% PFD A	$41,880
		$41,880	0.51

TOTAL PREFERRED STOCK (Cost: $725,060)		$482,720	5.90

SHORT TERM INVESTMENTS
MONEY MARKET			4.22
345,147	UMB MONEY MARKET FIDUCIARY	$345,147
		$345,147	4.22

TOTAL SHORT TERM INVESTMENTS (Cost: $345,147)		$345,147	4.22

TOTAL INVESTMENTS (Cost: $8,589,299)		$8,096,939	99.02

OTHER ASSETS LESS LIABILITIES		$80,532	0.98

TOTAL NET ASSETS		$8,177,471	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund

Statement of Investments (Unaudited)

as of September 30, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK			3.04
CONSUMER DISCRETIONARY
BROADCAST & CABLE TV
7,200	LIBERTY GLOBAL INC. A *	$218,160
		$218,160	0.66

MOVIES/ENTERTAINMENT
10,000	CBS CORP. B	$145,800
18,000	TIME WARNER INC.	$235,980
3,750	VIACOM INC. B *	$93,150
10,000	WALT DISNEY CO.	$306,900
		$781,830	2.37

CONSUMER STAPLES			7.20
FOOD: RETAIL
10,100	SMUCKER JM CO.	$511,969
		$511,969	1.55

HOUSEHOLD PRODUCTS
12,000	PROCTER & GAMBLE CO.	$836,280
		$836,280	2.54

SOFT DRINKS
6,400	CADBURY PLC-SPONS ADR	$262,016
12,000	COCA-COLA CO.	$634,560
4,800	DR PEPPER SNAPPLE GROUP *	$127,104
		$1,023,680	3.11

ENERGY			16.11
INTEGRATED OIL & GAS
6,000	BRITISH PETROLEUM PLC ADR	$301,020
8,000	CONOCOPHILLIPS	$586,000
		$887,020	2.69

OIL & GAS EQUIP/SERV
24,000	CAMERON INT’L CORP. *	$924,960
10,000	HALLIBURTON CO.	$323,900
5,000	NATIONAL OILWELL VARCO, INC. *	$251,150
		$1,500,010	4.55

OIL & GAS EXPLR/PROD
15,000	DEVON ENERGY CORP.	$1,368,000
15,000	SUNCOR ENERGY INC.	$634,050
		$2,002,050	6.08

OIL&GAS REF/MKT/TRAN
8,750	SPECTRA ENERGY CORP.	$208,250
30,000	WILLIAMS COMPANIES INC.	$709,500
		$917,750	2.79

FINANCIAL			10.39
CONSUMER FINANCE
10,000	AMERICAN EXPRESS CO.	$354,300
		$354,300	1.08

DIVERSIFIED BANKS
35,000	BANCO LATINOAMERICANO DE EXPORTACIONES	$504,700
		$504,700	1.53

LIFE/HEALTH INSUR
7,500	METLIFE, INC.	$420,000
		$420,000	1.28

MULTI LINE INSURANCE
6	BERKSHIRE HATHAWAY INC. A *	$783,600
1,000	WHITE MOUNTAINS INSURANCE LTD.	$469,750
		$1,253,350	3.81

PROPERTY & CAS INSUR
10,000	CHUBB CORP.	$549,000
		$549,000	1.67

SPECIALIZED FINANCE
10,000	MOODYS CORP.	$340,000
		$340,000	1.03

HEALTH CARE			6.72
HEALTH CARE EQUIP
3,750	COVIDIEN LTD.	$201,600
12,000	PERKINELMER INC.	$299,640
		$501,240	1.52

PHARMACEUTICALS
17,000	BRISTOL-MYERS SQUIBB CO.	$354,450
10,000	JOHNSON & JOHNSON	$692,800
20,000	PFIZER INC.	$368,800
8,000	WYETH	$295,520
		$1,711,570	5.20

INDUSTRIALS			11.69
AEROSPACE & DEFENSE
10,000	BOEING CO.	$573,500
15,000	CUBIC CORP.	$368,850
		$942,350	2.86

AIR FREIGHT/SHIPPING
5,000	UNITED PARCEL SERVICE INC.	$314,450
		$314,450	0.95

CONSTRUCTION & MACH
10,000	INGERSOLL-RAND COMPANY LTD. A	$311,700
		$311,700	0.95

DIVERSIFIED COML SRV
15,000	GATX CORP.	$593,550
		$593,550	1.80

INDUSTRIAL CONGLOMER
40,000	GENERAL ELECTRIC CO.	$1,020,000
		$1,020,000	3.10

RAILROADS & TRUCKING
2,000	BURLINGTON NORTHERN SANTA FE	$184,860
4,000	CSX CORP.	$218,280
4,000	NORFOLK SOUTHERN CORP.	$264,840
		$667,980	2.03

INFORMATION TECHNOLOGY			4.95
COMMUNICATIONS EQUIP
30,000	NOKIA CORP. - ADR A	$559,500
		$559,500	1.70

COMPUTER STORAGE/PER
10,000	SANDISK CORP. *	$195,500
		$195,500	0.59

DATA PROCESSING SRV
8,000	AUTOMATIC DATA PROCESSING INC.	$342,000
		$342,000	1.04

SYSTEMS: SOFTWARE
20,000	MICROSOFT CORP.	$533,800
		$533,800	1.62

MATERIALS			1.84
STEEL
16,000	RELIANCE STEEL & ALUMINUM CO.	$607,520
		$607,520	1.84

TELECOMMUNICATION SERVICES			2.09
INTG TELECOMM SRVCS
60,000	FRONTIER COMMUNICATIONS CORP.	$690,000
		$690,000	2.09

UTILITIES			1.87
ELECTRIC UTILITIES
7,000	ALLETE INC.	$311,500
		$311,500	0.95

MULTI UTILITIES/POWR
17,500	DUKE ENERGY CORP.	$305,025
		$305,025	0.93
TOTAL COMMON STOCK (Cost: $16,343,982)		$21,707,784	65.91

CORPORATE BOND
CONSUMER DISCRETIONARY			0.92
AUTO PARTS & EQUIP
100,000	BORG WARNER 8.00% 10/01/19	$109,348
		$109,348	0.33

GENL MERCHANDISE STR
178,000	DAYTON HUDSON CO. 8.60% 01/15/12	$194,214
		$194,214	0.59

ENERGY			5.09
INTEGRATED OIL & GAS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	$560,391
		$560,391	1.70

OIL & GAS EXPLR/PROD
255,000	BURLINGTON RESOURCES 6.40% 08/15/11	$264,361
190,000	DEVON ENERGY CORP. 10.125% 11/15/09	$197,961
		$462,322	1.40

OIL&GAS REF/MKT/TRAN
120,000	KINDER MORGAN 6.50% 09/01/13	$120,620
296,000	PREMCOR REFINING 7.50% 06/15/15	$282,175
250,000	SPECTRA ENERGY CAP 7.50% 10/01/09	$252,579
		$655,374	1.99

FINANCIAL			17.44
CONSUMER FINANCE
76,000	GMAC LLC. 6.50% 10/15/08	$74,359
700,000	GMAC LLC. 5.85% 01/14/09	$598,270
400,000	GMAC LLC. 6.50% 10/15/09	$255,432
209,000	GMAC LLC. 8.875% 06/01/10	$163,348
115,000	HOUSEHOLD FINANCE CO. 01/10/09 FLOAT	$113,232
258,000	HOUSEHOLD FINANCE CO. 03/10/09 FLOAT	$251,310
100,000	HOUSEHOLD FINANCE CO. 03/10/09 FLOAT	$97,466
100,000	HOUSEHOLD FINANCE CO. 04/10/09 FLOAT	$98,581
250,000	HOUSEHOLD FINANCE CO. 6.375% 11/27/12	$240,596
155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	$148,323
100,000	SLM CORP. 06/15/09 FLOAT	$89,306
100,000	SLM CORP. 09/15/09 FLOAT	$85,898
		$2,216,121	6.73

DIVERSIFIED FINANCL
130,000	AIG 7.50% 08/11/10	$85,472
250,000	AIG 07/11/11 FLOAT	$182,544
300,000	AIG 6.00% 10/15/14	$141,142
450,000	AIG 6.00% 11/15/14	$208,201
300,000	GENERAL ELECTRIC CAP 5.50% 11/15/11	$278,401
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	$314,982
200,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	$188,900
601,000	GENERAL ELECTRIC CAP 5.40% 02/15/17	$528,164
		$1,927,806	5.85

INVESTMENT BANK/BRKG
200,000	MERRILL LYNCH 03/02/09 FLOAT	$198,732
161,000	MORGAN STANLEY 07/01/14 FLOAT	$85,325
		$284,057	0.86

LIFE/HEALTH INSUR
125,000	JOHN HANCOCK LIFE 04/15/09 FLOAT	$121,414
		$121,414	0.37

SPECIALIZED FINANCE
500,000	CIT GROUP INC. 5.00% 11/24/08	$484,369
200,000	CIT GROUP INC. 12/19/08 FLOAT	$197,704
505,000	NATIONAL RURAL UTIL 5.70% 01/15/10	$513,484
		$1,195,556	3.63

INDUSTRIALS			4.41
AEROSPACE & DEFENSE
300,000	LOCKHEED MARTIN 8.20% 12/01/09	$311,205
		$311,205	0.94

ELECTRICAL COMPON/EQ
250,000	EMERSON ELECTRIC CO. 7.125% 08/15/10	$265,910
		$265,910	0.81

INDUSTRIAL CONGLOMER
1,000,000	GENERAL ELECTRIC 5.25% 12/06/17	$875,032
		$875,032	2.66

INFORMATION TECHNOLOGY			0.34
COMPUTER HARDWARE
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	$111,621
		$111,621	0.34

MATERIALS			0.76
ALUMINUM
250,000	ALCOA 6.00% 01/15/12	$251,200
		$251,200	0.76

TELECOMMUNICATION SERVICES			0.50
INTG TELECOMM SRVCS
250,000	NEXTEL COMMUNICATIONS 7.375% 08/01/15	$165,000
		$165,000	0.50

UTILITIES			0.13
MULTI UTILITIES/POWR
39,787	RELIANT ENERGY MID ATL 9.237% 07/02/17	$42,970
		$42,970	0.13

TOTAL CORPORATE BOND (Cost: $11,035,896)		$9,749,541	29.60

US GOVT SECURITIES
US GOVERNMENT AGENCY			1.20
US GOVERNMENT AGENCY
200,000	FEDERAL HOME LN MTG CORP. 5.25% 10/28/14	$200,050
100,000	FEDERAL HOME LN MTG CORP. 5.00% 12/15/14	$99,806
100,000	FEDERAL NATL MTG ASSOC. 4.125% 04/15/13	$96,878
		$396,733	1.20

TOTAL US GOVT SECURITIES (Cost: $400,000)		$396,733	1.20

PREFERRED STOCK FINANCIAL			2.31
DIVERSIFIED BANKS
8,000	BANK OF AMERICA 8.20% PFD	$182,000
5,000	BARCLAYS BANK 8.125% PFD	$85,500
5,000	BARCLAYS BANK 7.10% PFD	$72,450
5,000	HSBC HOLDING PLC 8.125% PFD	$110,300
10,000	WACHOVIA 7.85% PFD	$140,000
		$590,250	1.79

DIVERSIFIED FINANCL
5,000	CITIGROUP INC. 8.50% PFD	$86,750
5,000	CITIGROUP INC. 8.125% PFD	$82,500
		$169,250	0.51

TELECOMMUNICATION SERVICES			0.70

INTG TELECOMM SRVCS
10,000	AT&T INC. 6.375% PFD	$232,000
		$232,000	0.70

TOTAL PREFERRED STOCK (Cost: $1,324,938)		$991,500	3.01

TOTAL INVESTMENTS (Cost: $29,104,816)		$32,845,558	99.72

OTHER ASSETS LESS LIABILITIES		$91,545	0.28

TOTAL NET ASSETS		$32,937,103	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Growth Fund

Statement of Investments (Unaudited)

as of September 30, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER STAPLES			3.76
PERSONAL PRODUCTS
2,000	CHATTEM INC. *	$156,360
		$156,360	3.76

ENERGY			32.84
INTEGRATED OIL & GAS
1,500	CONOCOPHILLIPS	$109,875
4,000	MARATHON OIL CORP.	$159,480
1,000	OCCIDENTAL PETROLEUM	$70,450
		$339,805	8.16

OIL & GAS DRILLING
1,000	ULTRA PETROLEUM*	$55,340
		$55,340	1.33

OIL & GAS EQUIP/SERV
4,000	FMC TECHNOLOGIES INC. *	$186,200
4,000	MITCHAM INDUSTRIES INC.*	$40,360
2,000	NATIONAL OILWELL VARCO, INC. *	$100,460
		$327,020	7.86

OIL & GAS EXPLR/PROD
2,000	APACHE CORP.	$208,560
2,000	CHESAPEAKE ENERGY CORP.	$71,720
1,250	XTO ENERGY INC.	$58,150
		$338,430	8.13

OIL&GAS REF/MKT/TRAN
4,000	HORNBECK OFFSHORE SERVICES, INC. *	$154,480
4,000	KIRBY CORP. *	$151,760
		$306,240	7.36

FINANCIAL			1.32
REGIONAL BANKS
4,000	EAST WEST BANCORP, INC.	$54,800
		$54,800	1.32

HEALTH CARE			24.38
HEALTH CARE EQUIP
500	BECTON DICKINSON & CO.	$40,130
3,000	ST. JUDE MEDICAL INC. *	$130,470
3,000	ZIMMER HOLDINGS INC. *	$193,680
		$364,280	8.75

HEALTH CARE SERVICES
2,000	QUEST DIAGNOSTICS, INC.	$103,340
		$103,340	2.48

MANAGED HEALTH CARE
5,000	AMERICA SERVICE GROUP INC. *	$47,600
3,000	UNITEDHEALTH GROUP INC.	$76,170
2,750	WELLPOINT INC. *	$128,618
		$252,388	6.06

PHARMACEUTICALS
2,000	GLAXOSMITHKLINE PLC	$86,920
3,000	JOHNSON & JOHNSON	$207,840
		$294,760	7.08

INDUSTRIALS			12.11
AEROSPACE & DEFENSE
1,000	BOEING CO.	$57,350
1,000	HONEYWELL INT’L INC.	$41,550
		$98,900	2.38

CONSTRUCTION & MACH
3,000	CHICAGO BRIDGE & IRON CO. NV	$57,720
4,000	MANITOWOC CO.	$62,200
		$119,920	2.88

INDUSTRIAL CONGLOMER
9,000	GENERAL ELECTRIC CO.	$229,500
		$229,500	5.51

INDUSTRIAL MACHINERY
1,000	ITT CORP.	$55,610
		$55,610	1.34

INFORMATION TECHNOLOGY			8.57
COMMUNICATIONS EQUIP
2,500	CISCO SYSTEMS INC. *	$56,400
1,000	QUALCOMM INC.	$42,970
		$99,370	2.39

ELECTRONIC EQ MANUF
2,000	ITRON INC. *	$177,060
		$177,060	4.25

SYSTEMS: SOFTWARE
3,000	MICROSOFT CORP.	$80,070
		$80,070	1.92

MATERIALS			3.28
DIVERSIFD METAL/MNG
1,000	BHP BILLITON LTD.	$51,990
		$51,990	1.25

STEEL
5,000	COMMERCIAL METALS CO.	$84,450
		$84,450	2.03

TELECOMMUNICATION SERVICES			1.38
INTG TELECOMM SRVCS
5,000	FRONTIER COMMUNICATIONS CORP.	$57,500
		$57,500	1.38

TOTAL COMMON STOCK (Cost: $3,513,475)		$3,647,133	87.63

SHORT TERM INVESTMENTS
MONEY MARKET			12.37
514,919	UMB MONEY MARKET FIDUCIARY	$514,919
		$514,919	12.37

TOTAL SHORT TERM INVESTMENTS (Cost: $514,919)		$514,919	12.37

TOTAL INVESTMENTS (Cost: $4,028,394)		$4,162,051	100.00

OTHER ASSETS LESS LIABILITIES		$62	0.00

TOTAL NET ASSETS		$4,162,113	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Multi-Cap Value Fund

Statement of Investments (Unaudited)

as of September 30, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			5.79
FOOTWEAR
20,000	K-SWISS INC.	$348,000
		$348,000	3.12

HOME IMPROVEMENT
11,500	HOME DEPOT, INC.	$297,735
		$297,735	2.67

CONSUMER STAPLES			11.35
AGRICULTURAL PRODUCT
15,200	ARCHER DANIELS MIDLAND CO.	$333,032
		$333,032	2.98

HYPERMKTS/SUPER CTRS
9,400	WAL-MART STORES, INC.	$562,966
		$562,966	5.04

SOFT DRINKS
14,000	DR PEPPER SNAPPLE GROUP *	$370,720
		$370,720	3.32

ENERGY			28.15
INTEGRATED OIL & GAS
6,000	CHEVRON CORP.	$494,880
8,600	MARATHON OIL CORP.	$342,882
		$837,762	7.51

OIL & GAS EQUIP/SERV
34,000	ION GEOPHYSICAL CORP. *	$482,460
27,000	MITCHAM INDUSTRIES INC. *	$272,430
9,000	TIDEWATER CORP.	$498,240
		$1,253,130	11.23

OIL & GAS EXPLR/PROD
5,500	APACHE CORP.	$573,540
13,300	CHESAPEAKE ENERGY CORP.	$476,938
		$1,050,478	9.41

FINANCIAL			8.30
DIVERSIFIED FINANCL
14,000	CITIGROUP INC.	$287,140
		$287,140	2.57

INVESTMENT BANK/BRKG
2,100	GOLDMAN SACHS GROUP INC.	$268,800
		$268,800	2.41

SPECIALIZED FINANCE
15,000	WESTERN UNION CO.	$370,050
		$370,050	3.32

HEALTH CARE			6.58
MANAGED HEALTH CARE
9,800	UNITEDHEALTH GROUP INC.	$248,822
		$248,822	2.23

PHARMACEUTICALS
7,000	JOHNSON & JOHNSON	$484,960
		$484,960	4.35

INDUSTRIALS			27.33
AEROSPACE & DEFENSE
10,100	HONEYWELL INT’L INC.	$419,655
		$419,655	3.76

INDUSTRIAL CONGLOMER
6,000	3M CO.	$409,860
5,000	LUFKIN INDUSTRIES INC.	$396,750
		$806,610	7.23

INDUSTRIAL MACHINERY
14,500	GRACO INC.	$516,345
		$516,345	4.63

MARINE TRANSPORTATION
7,000	DRYSHIPS INC.	$248,430
		$248,430	2.23

RAILROADS & TRUCKING
14,000	GENESEE & WYOMING INC. *	$525,280
12,000	KANSAS CITY SOUTHERN *	$532,320
		$1,057,600	9.48

INFORMATION TECHNOLOGY			8.84
DATA PROCESSING SRV
29,500	SAIC INC. *	$596,785
		$596,785	5.35

SYSTEMS: SOFTWARE
14,600	MICROSOFT CORP.	$389,674
		$389,674	3.49

MATERIALS			11.70
DIVERSIFD METAL/MNG
15,000	ARCH COAL INC.	$493,350
		$493,350	4.42

SPECIALTY CHEMICALS
26,000	H.B. FULLER	$542,620
		$542,620	4.86

STEEL
16,000	COMMERCIAL METALS CO.	$270,240
		$270,240	2.42

TOTAL COMMON STOCK (Cost: $12,189,009)		$12,054,904	108.02

TOTAL INVESTMENTS (Cost: $12,189,009)		$12,054,904	108.02

OTHER ASSETS LESS LIABILITIES		$(895,408)	(8.02)

TOTAL NET ASSETS		$11,159,496	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Fund

Statement of Investments (Unaudited)

as of September 30, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			15.36
AUTO PARTS & EQUIP
700,000	AMERIGON INC. *	$4,606,000
900,000	NOBLE INTERNATIONAL LTD. *	$5,391,000
		$9,997,000	6.52

SPECIALTY STORES
350,000	CONNS INC. *	$6,548,500
420,000	SONIC AUTOMOTIVE INC.	$3,553,200
		$10,101,700	6.59

TEXTILES, APPAREL & LUXURY GOODS
91,000	PHILLIPS VAN HEUSEN CORP.	$3,449,810
		$3,449,810	2.25

CONSUMER STAPLES			6.60
PACKAGED FOODS/MEATS
442,500	OMEGA PROTEIN CORP. *	$5,203,800
		$5,203,800	3.39

PERSONAL PRODUCTS
63,000	CHATTEM INC. *	$4,925,340
		$4,925,340	3.21

ENERGY			24.94
OIL & GAS DRILLING
455,000	INFINITY ENERGY RESOURCES INC. *	$300,300
263,600	TOREADOR RESOURCES CORP. *	$2,369,764
		$2,670,064	1.74

OIL & GAS EQUIP/SERV
2,600,000	BOOTS & COOTS INT’L WELL CONTROL INC. *	$5,018,000
250,000	MATRIX SERVICE CO. *	$4,775,000
405,000	MITCHAM INDUSTRIES INC. *	$4,086,450
800,000	PARKER DRILLING CO. *	$6,416,000
		$20,295,450	13.24

OIL & GAS EXPLR/PROD
770,000	QUEST RESOURCE CORP. *	$2,048,200
		$2,048,200	1.34

OIL&GAS REF/MKT/TRAN
185,000	HORNBECK OFFSHORE SERVICES, INC. *	$7,144,700
160,000	KIRBY CORP. *	$6,070,400
		$13,215,100	8.62

FINANCIAL			15.10
REGIONAL BANKS
540,000	EAST WEST BANCORP, INC.	$7,398,000
181,300	NARA BANCORP INC.	$2,030,560
158,000	VINEYARD NATIONAL BANCORP *	$197,500
		$9,626,060	6.28

SPECIALIZED FINANCE
400,000	EZCORP INC. A *	$7,520,000
400,000	FIRST CASH FINANCIAL SERVICES, INC. *	$6,000,000
		$13,520,000	8.82

HEALTH CARE			3.75
MANAGED HEALTH CARE
530,000	AMERICA SERVICE GROUP INC. *	$5,045,600
360,000	UNITED AMERICAN HEALTHCARE CORP. *	$705,600
		$5,751,200	3.75

INDUSTRIALS			29.64
BUILDING PRODUCTS
280,000	APOGEE ENTERPRISES INC.	$4,208,400
		$4,208,400	2.74

CONSTRUCTION & ENGINEERING
385,000	ORION MARINE GROUP INC. *	$4,038,650
		$4,038,650	2.63

DIVERSIFIED COML SRV
330,000	DARLING INTERNATIONAL INC. *	$3,666,300
98,600	FURMANITE CORP. *	$1,026,426
310,000	MOBILE MINI INC. *	$5,992,300
140,000	TEAM INC. *	$5,056,800
		$15,741,826	10.27

ENVIROMENTAL SERVICE
250,000	AMERICAN ECOLOGY CORP.	$6,917,500
150,000	TETRA TECHNOLOGIES INC. *	$3,609,000
		$10,526,500	6.86

RAILROADS & TRUCKING
270,000	FROZEN FOOD EXPRESS INDUSTRIES INC.	$1,460,700
360,000	SAIA INC. *	$4,780,800
350,000	VITRAN CORPORATION INC. *	$4,714,500
		$10,956,000	7.14

INFORMATION TECHNOLOGY			2.28
SYSTEMS: SOFTWARE
230,000	TYLER TECHNOLOGIES INC. *	$3,489,100
		$3,489,100	2.28

MATERIALS			4.43
SPECIALTY CHEMICALS
70,000	TERRA INDUSTRIES INC.	$2,058,000
		$2,058,000	1.34

STEEL
280,000	COMMERCIAL METALS CO.	$4,729,200
		$4,729,200	3.08

TELECOMMUNICATION SERVICES			3.67
INTG TELECOMM SRVCS
400,000	PREMIERE GLOBAL SERVICES, INC. *	$5,624,000
		$5,624,000	3.67

TOTAL COMMON STOCK (Cost: $168,182,008)		$162,175,400	105.76

TOTAL INVESTMENTS (Cost: $168,182,008)		$162,175,400	105.76

OTHER ASSETS LESS LIABILITIES		$(8,832,327)	(5.76)

TOTAL NET ASSETS		$153,343,073	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Disclosure of Fair Value Measurements

Statement of Financial Accounting Standards No. 157, Fair Value Measurement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities as of September 30, 2008:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Growth Fund	Multi-Cap Value Fund	Small Cap Fund
Level 1 - Quoted Prices	$645,230	$2,855,255	$22,699,284	$3,647,132	$12,054,904	$162,175,400
Level 2 - Other significant observable inputs	4,534,243	5,241,684	10,146,274	514,919	—	—
Level 3 - Significant unobservable inputs	—	—	—	—	—	—
Total	$5,179,473	$8,096,939	$32,845,558	$4,162,051	$12,054,904	$162,175,400

No Fund had Level 3 holdings at both the beginning and the end of the reporting period.

Item 2.           Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

(a)   Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 25, 2008

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	November 25, 2008